EMPLOYEE BENEFIT PLAN (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Company 401(k) retirement plan contributions	$ 0.3	$ 0.4	$ 1.3	$ 1.2